NEWMONT LOAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Advances received on the Newmont loan (note 12)		$ 5,083
Foreign exchange	$ (1,595)	(159)
Newmont Loan
Borrowings
Modification gains arising from changes in estimates	(1,032)
Advances received on the Newmont loan (note 12)		3,787
Accretion during the year	1,295	1,110
Foreign exchange	$ (470)	$ 275
Borrowings, interest rate	14.60%	15.40%